Note 5 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 21, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash consideration, net of cash acquired of $6,518		$ (98,559)	$ (579,863)
Goodwill		703,738	644,847	$ 335,155
FirstService Brands Segment [Member]
Goodwill		$ 476,002	$ 433,121	$ 141,212
Global Restoration [Member] | FirstService Brands Segment [Member]
Accounts receivable	$ 118,678
Inventories	31,677
Prepaid expenses and other current assets	3,240
Fixed assets	22,574
Operating lease right-of-use assets	10,566
Accounts payable	(24,337)
Accrued liabilities	(21,345)
Unearned revenues	(12,779)
Operating lease liabilities - current	(6,500)
Other current liabilities	(649)
Operating lease liabilities - non-current	(4,072)
Long-term debt - non-current	(5,711)
Other liabilities	(615)
Deferred tax liabilities	(51,590)
Redeemable non-controlling interests	(25,433)
Business acquisition total	33,704
Cash consideration, net of cash acquired of $6,518	(506,680)
Goodwill	250,846
Global Restoration [Member] | FirstService Brands Segment [Member] | Order or Production Backlog [Member]
Acquired intangible assets	7,130
Global Restoration [Member] | FirstService Brands Segment [Member] | Customer Relationships [Member]
Acquired intangible assets	213,150
Global Restoration [Member] | FirstService Brands Segment [Member] | Trademarks and Trade Names [Member]
Acquired intangible assets	$ 1,850